Note 3 - Acquisitions (Details Textual) - USD ($) $ in Thousands											3 Months Ended	12 Months Ended
	Aug. 14, 2017	Jun. 01, 2017	May 18, 2017	Dec. 23, 2016	Nov. 11, 2016	Oct. 12, 2016	Apr. 29, 2016	Nov. 25, 2015	Jul. 22, 2015	Jul. 20, 2015	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Oct. 31, 2016
Payments to Acquire Businesses, Net of Cash Acquired												$ 111,867	$ 71,348	$ 120,853
Business Combination, Acquisition Related Costs												3,471	3,019	1,416
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual												12,600
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual												600
In Process Research and Development [Member]
Finite-lived Intangible Assets Acquired													0	0
ShipRush [Member]
Payments to Acquire Businesses, Net of Cash Acquired			$ 14,200									14,198
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High			3,000
Business Combination, Contingent Consideration, Liability			1,200
Business Combination, Acquired Receivables, Gross Contractual Amount			400
Business Combination, Acquired Receivable, Fair Value			$ 400
Business Combination, Consideration Transferred												15,519
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable
Business Combination, Consideration Transferred, Liabilities Incurred												1,233
PCSTrac, Inc. [Member]
Payments to Acquire Businesses, Net of Cash Acquired		$ 11,500										11,492
Business Combination, Acquired Receivables, Gross Contractual Amount		400
Business Combination, Acquired Receivable, Fair Value		$ 400
Business Combination, Consideration Transferred												11,532
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable
Business Combination, Consideration Transferred, Liabilities Incurred
MacroPoint LLC [Member]
Payments to Acquire Businesses, Net of Cash Acquired												86,177
Business Combination, Acquired Receivables, Gross Contractual Amount	$ 2,000
Business Combination, Acquired Receivable, Fair Value	2,000
Business Combination, Consideration Transferred	106,200											106,340
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	20,000											20,000
Business Combination, Consideration Transferred, Liabilities Incurred	$ 80,000
The 2018 Acquisitions [Member]
Payments to Acquire Businesses, Net of Cash Acquired												111,867
Business Combination, Consideration Transferred												133,391
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable												20,000
Business Combination, Consideration Transferred, Liabilities Incurred												1,233
The 2018 Acquisitions [Member] | Other Charges [Member]
Business Combination, Acquisition Related Costs												900
Datamyne Inc [Member]
Payments to Acquire Businesses, Net of Cash Acquired				$ 52,500									52,541
Business Combination, Acquired Receivables, Gross Contractual Amount				1,500
Business Combination, Acquired Receivable, Fair Value				1,400
Business Combination, Consideration Transferred													51,974
Business Combination, Acquired Receivables, Estimated Uncollectible				$ 100
Goodwill, Purchase Accounting Adjustments											$ (400)	(435)
Business Combination, Current Liabilities Adjustments											$ (400)
4Solututions Information Technology [Member]
Payments to Acquire Businesses, Net of Cash Acquired					$ 2,500								2,456
Business Combination, Acquired Receivables, Gross Contractual Amount					200
Business Combination, Acquired Receivable, Fair Value					200
Business Combination, Consideration Transferred													2,460
Business Combination, Acquired Receivables, Estimated Uncollectible					$ 0
Appterra LLC [Member]
Payments to Acquire Businesses, Net of Cash Acquired						$ 5,700							5,703
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High						1,600									$ 4,600
Business Combination, Contingent Consideration, Liability						700						$ 2,200
Business Combination, Acquired Receivables, Gross Contractual Amount						100
Business Combination, Acquired Receivable, Fair Value						100
Business Combination, Consideration Transferred													6,285
Business Combination, Consideration Transferred, Liabilities Incurred													700
Business Combination, Acquired Receivables, Estimated Uncollectible						$ 0
Pixie Software GmbH [Member]
Payments to Acquire Businesses, Net of Cash Acquired							$ 10,600						10,648
Business Combination, Acquired Receivables, Gross Contractual Amount							600
Business Combination, Acquired Receivable, Fair Value							400
Business Combination, Consideration Transferred													$ 10,622
Business Combination, Acquired Receivables, Estimated Uncollectible							$ 200
Oz [Member]
Payments to Acquire Businesses, Net of Cash Acquired														29,459
Business Combination, Acquired Receivables, Gross Contractual Amount								$ 300
Business Combination, Acquired Receivable, Fair Value								300
Business Combination, Consideration Transferred								29,500						29,435
Business Combination, Acquired Receivables, Estimated Uncollectible								$ 0
BearWare [Member]
Payments to Acquire Businesses, Net of Cash Acquired														11,243
Business Combination, Acquired Receivables, Gross Contractual Amount									$ 800
Business Combination, Acquired Receivable, Fair Value									700
Business Combination, Consideration Transferred									11,200					11,224
Business Combination, Acquired Receivables, Estimated Uncollectible									$ 100
MK Data [Member]
Payments to Acquire Businesses, Net of Cash Acquired														80,151
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High										$ 3,100
Business Combination, Acquired Receivables, Gross Contractual Amount										1,300
Business Combination, Acquired Receivable, Fair Value										1,200
Business Combination, Consideration Transferred										80,200				$ 80,067
Business Combination, Acquired Receivables, Estimated Uncollectible										$ 100